Subsequent Events - Additional Information (Details) 1 - USD ($)				12 Months Ended
	Jan. 13, 2025	Jan. 13, 2025	Dec. 15, 2021	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common stock, par value per share				$ 0.00001	$ 0.00001
Price per share				$ 0.88	$ 0.25
BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Stock issued (in shares)			431,250
Aggregate purchase price			$ 3,456,652
PIPE Subscription Agreements | PIPE Investors
Subsequent Event [Line Items]
Stock issued (in shares)		1,540,300
Price per share	$ 10	$ 10
Registration Rights Agreement | BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Registration rights agreements description				On January 13, 2025, immediately following the Closing, the Company and certain stockholders of Legacy Blaize, the Sponsor and BurTech, entered into an amended and restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company agreed to file shelf registration statements with respect to the registrable securities under the Registration Rights Agreements within thirty (30) calendar days of the Closing. These certain stockholders of Legacy Blaize, the Sponsor and BurTech may each request to sell all or any portion of their registrable securities in an underwritten offering up to two times total and up to twice in any 12-month period, so long as the total offering price is reasonably expected to exceed $50,000,000. The Registration Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities. The foregoing description does not purport to be complete and is qualified in its entirety by reference to the full text, filed as exhibit 10.1 to the Company’s Current Reports on Form 8-K, filed with the SEC on January 17, 2025.
Ava Registration Rights Agreement | BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Registration rights agreements description				On January 13, 2025, immediately following the Closing, the Company and certain stockholders of Legacy Blaize, entered into a registration rights agreement (the “Ava Registration Rights Agreement”), pursuant to which the Company agreed to file a shelf registration statement with respect to the registrable securities under the Registration Rights Agreement within four (4) business days of the Closing. These certain Legacy Blaize stockholders may each request to sell all or any portion of their registrable securities in an underwritten offering up to two times total and up to twice in any 12-month period, so long as the total offering price is reasonably expected to exceed $25,000,000. The Ava Registration Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities. The foregoing description does not purport to be complete and is qualified in its entirety by reference to the full text, filed as exhibit 10.11 to the Company’s Current Reports on Form 8-K, filed with the SEC on January 17, 2025. Advisory Agreement On January 13, 2025, the Company entered into an advisory agreement, for a term of twelve months, related to a private placement backstop financing or other financings of the Company of equity or equity-linked securities with respect to the Company’s Merger. Under the terms of the agreement, the advisor receives an advisory fee of $500,000 for capital market advisory services, of which $300,000 was due upon the Closing, with fifty percent paid in cash and fifty percent paid in common stock of the Company, and $200,000 is due to be paid in two equal installments due at the end of each calendar quarter following the Closing, with each payment being paid fifty percent in cash and fifty percent paid in common stock of the Company. In addition, the Company entered into a warrant agreement with the same party, for a nominal upfront value. The agreement allowed for the advisor to purchase 50,000 shares of common stock at $11.50 per share for a term of five years. On February 10, 2025, Blaize issued the 50,000 common stock warrants. Litigation On April 7, 2025, Jefferies commenced a lawsuit against the Company in the Supreme Court of the State of New York, County of New York, seeking summary judgment in lieu of complaint, which is further discussed in Note 6, “Commitments and Contingencies”.
Subsequent Event [Member] | PIPE Subscription Agreements | PIPE Investors | BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Stock issued (in shares)	1,540,300	1,540,300
Common stock, par value per share	$ 0.0001	$ 0.0001
Price per share	$ 10	$ 10
Aggregate purchase price	$ 15,403,000	$ 15,403,000
Subsequent Event [Member] | Registration Rights Agreement | BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Expected underwriting offering price		$ 50,000,000
Subsequent Event [Member] | Ava Registration Rights Agreement | BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Expected underwriting offering price	$ 25,000,000